LONG TERM DEBT - Accounting treatment (Details) - Convertible notes - USD ($) $ in Thousands	Dec. 31, 2025	Feb. 28, 2025
INTEREST AND ACCRETION EXPENSE
Warrants	$ 50,000
Host liability	167,000
Company's redemption right	(18,000)
Holders' conversion right	1,000
Total	$ 200,000	$ 200,000